Portfolio of Investments (unaudited)
As of June 30, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —172.1%
ALABAMA—5.1%
Black Belt Energy Gas District, VRDN, Series A, 4.00%, 12/01/2052	$3,000,000	$ 2,977,920
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	1,000,000	958,202
Southeast Energy Authority A Cooperative District, Series A, 5.00%, 11/01/2035	2,750,000	2,841,142
Total Alabama		6,777,264
ARIZONA—3.6%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(a)(b)	725,000	21,750
Series B, 5.13%, 01/01/2059	73,102	57,320
Series D, 0.00%, 01/01/2059(c)	58,051	10,138
Maricopa County Industrial Development Authority
Series A, 3.00%, 09/01/2051	1,000,000	685,012
Series A, 5.50%, 07/01/2060	1,000,000	981,691
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/2047	3,000,000	3,040,053
Total Arizona		4,795,964
ARKANSAS—2.7%
City of Osceola, VRDN, 5.50%, 04/01/2036	1,165,000	1,165,007
Little Rock School District, (BAM), (ST AID WITHHLDG), Series A, 3.00%, 02/01/2050	3,500,000	2,437,065
Total Arkansas		3,602,072
CALIFORNIA—17.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
(AG), Series B, 4.38%, 07/01/2049	400,000	362,326
(AG), Series B, 4.50%, 07/01/2054	500,000	451,395
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054	2,000,000	2,095,843
California Infrastructure & Economic Development Bank, VRDN, Series A, 9.50%, 01/01/2065(a)	1,295,000	1,227,146
California Municipal Finance Authority, Series 2025-1, 3.54%, 02/20/2041	3,996,731	3,404,720
California Statewide Communities Development Authority, VRDN, Series Q, 6.50%, 05/01/2049	3,748,385	3,787,758
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(a)	550,000	479,855
Golden State Tobacco Securitization Corp., Series B-2, 0.00%, 06/01/2066(c)	40,820,000	4,311,441
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2057(a)(c)	3,900,000	235,578
0.00%, 06/01/2057(a)(c)	2,500,000	129,647
Irvine Facilities Financing Authority, Series A, 4.25%, 05/01/2053	2,500,000	2,291,283
Los Angeles Department of Water & Power
(BAM), Series A, 5.00%, 07/01/2053	500,000	506,181
(BAM), Series A, 5.00%, 07/01/2055	250,000	252,635
Shares or Principal Amount		Value

Palomar Health, 5.00%, 11/01/2030	$3,335,000	$ 3,162,605
Tobacco Securitization Authority of Southern California
0.00%, 06/01/2046(c)	3,015,000	498,716
0.00%, 06/01/2046(c)	3,235,000	615,819
Total California		23,812,948
COLORADO—5.3%
Colorado Educational & Cultural Facilities Authority
5.00%, 12/15/2045(a)	500,000	465,948
5.25%, 07/01/2046(a)	500,000	483,840
Colorado Health Facilities Authority
8.00%, 08/01/2043	1,660,000	1,037,900
5.00%, 12/01/2054(a)	525,000	370,125
Series A, 5.00%, 11/01/2044	1,465,000	1,450,653
Series A, 6.25%, 12/01/2050(a)	505,000	308,894
Series A-1, 5.00%, 09/15/2048	750,000	675,423
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	622,571
Public Authority for Colorado Energy
6.25%, 11/15/2028	720,000	753,717
6.50%, 11/15/2038	750,000	881,537
Total Colorado		7,050,608
DISTRICT OF COLUMBIA—1.9%
District of Columbia, 5.00%, 06/01/2050	760,000	682,970
Metropolitan Washington Airports Authority Aviation Revenue, Series A, 4.50%, 10/01/2053	2,000,000	1,839,173
Total District of Columbia		2,522,143
FLORIDA—13.7%
Capital Projects Finance Authority
Series 2024A-1, 5.00%, 06/01/2049(a)	105,000	100,140
Series A-1, 5.00%, 11/01/2058	1,000,000	893,173
Capital Trust Authority
Series A, 6.00%, 06/15/2054(a)	205,000	206,164
Series A, 6.13%, 06/15/2060(a)	325,000	327,085
City of Tampa
Series A, 0.00%, 09/01/2049(c)	3,000,000	811,522
Series A, 0.00%, 09/01/2053(c)	1,700,000	362,129
City of Venice, Series B-2, 4.50%, 01/01/2030(a)	305,000	305,415
Florida Development Finance Corp.
(AG), 5.25%, 07/01/2053	800,000	798,064
Series A, 4.00%, 12/15/2051(a)	1,680,000	1,339,121
Greater Orlando Aviation Authority, Series A, 5.00%, 10/01/2049	5,120,000	5,064,966
Hillsborough County Industrial Development Authority, Series A, 3.50%, 08/01/2055	6,875,000	4,964,077
Orange County Health Facilities Authority, 4.00%, 10/01/2052	3,750,000	3,153,672
Total Florida		18,325,528
GEORGIA—6.3%
Georgia Housing & Finance Authority, Series A, 4.70%, 12/01/2055	1,000,000	961,968

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia
(BAM), Series A, 5.00%, 01/01/2056	$5,000,000	$ 4,976,256
(BAM), Series A, 5.00%, 01/01/2063	2,500,000	2,487,146
Total Georgia		8,425,370
IDAHO—2.4%
Idaho Health Facilities Authority, Series A, 3.00%, 03/01/2051	4,630,000	3,141,102
ILLINOIS—12.4%
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2046	905,000	879,864
(BAM), 5.75%, 04/01/2048	4,000,000	4,178,160
Chicago O'Hare International Airport, Series A, 5.00%, 01/01/2053	3,020,000	2,964,148
Illinois Finance Authority
VRDN, 4.80%, 12/01/2043(a)	1,500,000	1,518,532
Series A, 5.00%, 08/15/2051	4,355,000	4,354,646
Metropolitan Pier & Exposition Authority, (BAM), Series B, 0.00%, 12/15/2054(c)	8,000,000	1,699,371
St. Clair County Community Unit School District No. 187 Cahokia
(AG), Series A, 5.00%, 01/01/2049	320,000	325,869
(AG), Series A, 5.00%, 01/01/2054	600,000	607,019
Total Illinois		16,527,609
INDIANA—0.6%
Indiana Finance Authority
Series A, 5.00%, 07/01/2059	350,000	330,874
Series A, 5.25%, 07/01/2064	500,000	485,428
Total Indiana		816,302
IOWA—0.9%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	1,000,000	778,838
Series A, 5.13%, 05/15/2059	500,000	470,044
Total Iowa		1,248,882
LOUISIANA—4.0%
Greater Ouachita Water Co., (BAM), 4.50%, 09/01/2053	1,000,000	908,527
Louisiana Public Facilities Authority
5.50%, 09/01/2059	2,000,000	2,029,949
Series A, 5.00%, 07/01/2047	2,500,000	2,461,500
Total Louisiana		5,399,976
MARYLAND—0.7%
Maryland Economic Development Corp.
Series A-1, 5.00%, 06/01/2038	460,000	471,211
Series A-1, 5.00%, 06/01/2039	500,000	506,925
Total Maryland		978,136
MINNESOTA—4.0%
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	397,495
Series D, 7.00%, 01/01/2037	685,000	353,863
Series D, 7.25%, 01/01/2052	1,035,000	459,732
Shares or Principal Amount		Value

City of Bethel Housing & Health Care Facilities Revenue, Series A, 5.50%, 12/01/2048	$500,000	$ 462,372
City of Hayward, 5.75%, 02/01/2044	500,000	342,675
City of Minneapolis
5.00%, 11/01/2035	220,000	211,895
5.25%, 11/01/2045	850,000	771,594
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,220,443
City of St. Cloud, Series A, 5.00%, 04/01/2046	375,000	295,983
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series A, 5.50%, 07/01/2038(a)	240,000	239,700
Series A, 5.30%, 07/01/2045	630,000	602,433
Total Minnesota		5,358,185
MISSISSIPPI—2.1%
Mississippi Business Finance Corp., VRDN, Series A, 3.05%, 11/01/2032	2,805,000	2,805,000
NEVADA—1.2%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(a)	1,755,000	1,661,967
NEW HAMPSHIRE—3.0%
New Hampshire Business Finance Authority
Series 2, 4.16%, 10/20/2041	1,989,011	1,844,144
Series 2, 3.63%, 08/20/2039	993,107	908,813
Series A, 5.25%, 07/01/2048	1,250,000	1,254,472
Total New Hampshire		4,007,429
NEW JERSEY—2.2%
New Jersey Health Care Facilities Financing Authority, Series A, 5.00%, 07/01/2043	2,500,000	2,481,997
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	425,000	429,756
Total New Jersey		2,911,753
NEW YORK—29.5%
Empire State Development Corp., Series C, 3.00%, 03/15/2048	1,000,000	720,796
Metropolitan Transportation Authority, Series 2025A, 4.63%, 11/15/2050	1,500,000	1,459,151
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	489,427
Series A, 5.00%, 05/01/2063	2,000,000	1,962,280
New York Liberty Development Corp., (BAM), Series A, 2.88%, 11/15/2046	7,000,000	4,827,875
New York State Dormitory Authority
5.25%, 10/01/2049	100,000	100,651
(AG), Series A, 3.00%, 09/01/2050	5,600,000	3,886,366
New York State Thruway Authority, Series C, 5.00%, 03/15/2053	4,000,000	4,049,786

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York Transportation Development Corp.
6.00%, 04/01/2035	$500,000	$ 543,877
6.00%, 06/30/2054	500,000	516,496
5.00%, 06/30/2060	4,000,000	3,755,193
(AG), 5.13%, 06/30/2060	2,950,000	2,895,559
(AG), 5.25%, 06/30/2060	2,250,000	2,251,361
5.38%, 06/30/2060	500,000	490,290
Series A-P3, 5.00%, 07/01/2046	2,500,000	2,420,419
(AG), Series B, 0.00%, 12/31/2054(c)	750,000	463,088
State of New York Mortgage Agency Homeowner Mortgage Revenue
(SONYMA), Series 250, 4.90%, 10/01/2053	3,445,000	3,413,756
(SONYMA), Series 261, 4.65%, 10/01/2054	4,990,000	4,802,838
Suffolk Regional Off-Track Betting Corp., 6.00%, 12/01/2053	200,000	204,234
Westchester County Local Development Corp., (AG), 5.75%, 11/01/2048	200,000	214,376
Total New York		39,467,819
NORTH CAROLINA—0.6%
North Carolina Medical Care Commission, Series A, 5.13%, 10/01/2054	790,000	771,903
OHIO—4.6%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 06/01/2048	3,000,000	2,485,612
Columbus Regional Airport Authority, Series A, 5.50%, 01/01/2050	2,575,000	2,669,132
County of Cuyahoga, 5.50%, 02/15/2057	1,000,000	970,280
Total Ohio		6,125,024
OREGON—3.3%
Port of Portland Airport Revenue, Series 28, 5.00%, 07/01/2052	1,825,000	1,792,227
Union County Hospital Facility Authority, 5.00%, 07/01/2047	500,000	483,127
Washington County School District No. 13 Banks, (SCH BD GTY), Series A, 0.00%, 06/15/2051(c)	8,505,000	2,139,605
Total Oregon		4,414,959
PENNSYLVANIA—9.4%
Huntingdon County General Authority, Series T, 5.00%, 10/01/2051	2,500,000	2,232,377
Montgomery County Higher Education & Health Authority
Series A, 5.00%, 09/01/2043	3,515,000	3,524,494
(AG), Series B, 4.00%, 05/01/2056	3,500,000	2,844,134
Pennsylvania Housing Finance Agency, Series 148A, 4.80%, 10/01/2055	3,000,000	2,914,568
Pennsylvania Turnpike Commission, Series C, 3.00%, 12/01/2051	1,550,000	1,081,402
Total Pennsylvania		12,596,975
Shares or Principal Amount		Value

PUERTO RICO—9.0%
Commonwealth of Puerto Rico, Series A1, 4.00%, 07/01/2046	$2,340,000	$ 1,999,333
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	5,743,373	5,501,019
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 0.00%, 07/01/2051(c)	19,613,000	4,551,055
Total Puerto Rico		12,051,407
SOUTH CAROLINA—0.1%
South Carolina Jobs-Economic Development Authority, 5.75%, 11/15/2054	150,000	151,454
TENNESSEE—0.6%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	450,000	437,914
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(a)	375,000	345,856
Total Tennessee		783,770
TEXAS—11.7%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.25%, 06/15/2059	850,000	753,878
Series A, 5.00%, 08/15/2049	420,000	389,622
Series A, 5.00%, 08/15/2054	1,200,000	1,090,841
Clifton Higher Education Finance Corp.
(PSF-GTD), Series A, 5.25%, 02/15/2049	325,000	332,682
Series A, 6.00%, 06/15/2054(a)	200,000	184,135
New Hope Cultural Education Facilities Finance Corp.
Series A-1, 5.00%, 07/01/2051	135,000	121,838
Series B, 4.75%, 07/01/2051	160,000	124,800
Series C, 5.50%, 07/01/2046(b)	1,250,000	625,000
Series C, 5.75%, 07/01/2051(b)	1,000,000	500,000
Series D, 7.00%, 07/01/2051(b)	1,350,000	189,000
Newark Higher Education Finance Corp., (PSF-GTD), Series A, 4.38%, 08/15/2059	4,000,000	3,598,428
Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 01/01/2054	2,250,000	2,467,963
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	5,485,000	5,237,482
Total Texas		15,615,669
UTAH—0.4%
Downtown Revitalization Public Infrastructure District, (AG), Series B, 5.50%, 06/01/2050	500,000	522,134
VIRGINIA—1.8%
Virginia Housing Development Authority, Series A, 4.75%, 09/01/2060	2,500,000	2,419,849
WASHINGTON—2.8%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	900,000	914,826

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2025
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Washington State Housing Finance Commission
6.38%, 07/01/2063(a)	$1,760,000	$ 1,882,051
(BAM), Series A, 5.25%, 07/01/2064(a)	1,000,000	981,987
Total Washington		3,778,864
WEST VIRGINIA—0.5%
West Virginia Economic Development Authority
VRDN, 5.45%, 01/01/2055(a)	230,000	234,512
VRDN, 4.63%, 04/15/2055	495,000	492,754
Total West Virginia		727,266
WISCONSIN—7.9%
Public Finance Authority
5.00%, 12/15/2036(a)	749,663	738,796
6.25%, 02/01/2039(a)	3,040,000	3,048,472
5.00%, 06/15/2049	500,000	467,111
7.00%, 12/01/2050(a)	380,000	361,000
5.00%, 02/01/2054	315,000	293,314
5.50%, 06/15/2055	400,000	395,921
5.25%, 11/15/2061	1,000,000	995,545
5.00%, 02/01/2064	935,000	850,739
5.25%, 06/15/2065	400,000	373,522
5.40%, 06/15/2065	665,000	636,688
Series 2025A, 5.25%, 06/15/2045	235,000	238,290
Series 2025A, 5.25%, 06/15/2050	250,000	250,780
Series A, 5.50%, 09/01/2030(a)	100,000	103,696
Series A, 5.00%, 06/01/2044	365,000	359,267
Series A, 5.25%, 06/01/2054	485,000	473,032
Series A, 5.25%, 06/15/2054	700,000	669,978
Series A, 5.00%, 12/15/2054(a)	385,000	330,926
Total Wisconsin		10,587,077
Total Municipal Bonds		230,182,408
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.1%
BlackRock Liquidity Funds MuniCash, Institutional shares	104,246	$ 104,256
Total Short-Term Investment		104,256
Total Investments (Cost $237,641,199)—172.2%		230,286,664
Liabilities in Excess of Other Assets—(72.2%)		(96,590,609)
Net Assets—100.0%		$133,696,055

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Zero coupon bond. Rate represents yield to maturity.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5